SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Equity Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Subsidiary preferred equity units	$ 1,042	$ 1,625
Limited-life funds and redeemable fund units	139	263
Total	4,759	4,145
Real Estate
Disclosure of financial liabilities [line items]
Limited-life funds and redeemable fund units		189
Subsidiary preferred shares and capital	$ 3,578	$ 2,257